Vista Outdoor Inc. - 10-Q Goodwill and Intangible Assets (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Goodwill [Line Items]
Schedule of Goodwill
The carrying value of goodwill by reportable segment was as follows:

	The Kinetic Group	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Total
Balance, March 31, 2024	$86,105	$—	$—	$232,146	318,251
Balance, June 30, 2024	$86,105	$—	$—	$232,146	$318,251

The change in the carrying value of goodwill was as follows:

	The Kinetic Group	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Total
Balance, March 31, 2022	$86,105	$39,973	$12,349	$343,430	$481,857
Acquisitions	—	68,353	248,254	—	316,607
Impairment	—	(72,152)	(260,603)	—	(332,755)
Balance, March 31, 2023	86,105	36,174	—	343,430	465,709
Acquisitions	—	—	—	14,256	14,256
Impairment	—	(36,174)	—	(125,540)	(161,714)
Balance, March 31, 2024	$86,105	$—	$—	$232,146	$318,251

Schedule of Finite-Lived Intangible Assets
Intangible assets by major asset class consisted of the following:

	June 30, 2024			March 31, 2024
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade names	$113,636	$(39,412)	$74,224	$113,636	$(37,646)	$75,990
Patented technology	37,867	(20,029)	17,838	37,604	(19,252)	18,352
Customer relationships and other	522,999	(199,966)	323,033	523,059	(190,068)	332,991
Total	674,502	(259,407)	415,095	674,299	(246,966)	427,333
Non-amortizing trade names	198,229	—	198,229	200,303	—	200,303
Net intangible assets	$872,731	$(259,407)	$613,324	$874,602	$(246,966)	$627,636

Net intangibles consisted of the following:

	March 31,
	2024			2023
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade names	$113,636	$(37,646)	$75,990	$113,915	$(30,848)	$83,067
Patented technology	37,604	(19,252)	18,352	36,854	(16,313)	20,541
Customer relationships and other	523,059	(190,068)	332,991	530,237	(151,272)	378,965
Total	674,299	(246,966)	427,333	681,006	(198,433)	482,573
Non-amortizing trade names	200,303	—	200,303	250,603	—	250,603
Net intangible assets	$874,602	$(246,966)	$627,636	$931,609	$(198,433)	$733,176

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of June 30, 2024, we expect amortization expense related to these assets to be as follows:

Remainder of fiscal year 2025	$37,504
Fiscal year 2026	47,001
Fiscal year 2027	45,551
Fiscal year 2028	40,381
Fiscal year 2029	33,897
Thereafter	210,761
Total	$415,095

We expect amortization expense related to these assets in each of the next five fiscal years and beyond to be incurred as follows:

Fiscal year 2025	$49,991
Fiscal year 2026	46,981
Fiscal year 2027	45,531
Fiscal year 2028	40,361
Fiscal year 2029	33,871
Thereafter	210,598
Total	$427,333